Other Receivables	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Other Receivables
12.	Other receivables

The Company’s other receivables arise from two main sources: receivables due from related parties and harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2019	August 31, 2018

Receivable from related parties	$78,439	$40,086
HST and VAT receivable	526,983	171,837
Other	20,097	52,880
Other Receivables	$625,519	$264,803

Below is an aged analysis of the Company’s other receivables:

	August 31, 2019	August 31, 2018

Less than 1 month	$88,143	$4,390
1 to 3 months	111,239	47,036
Over 3 months	426,137	213,377
Total Other Receivables	$625,519	$264,803

At August 31, 2019, the Company anticipates full recovery of these amounts and therefore no impairment has been recorded against these receivables. The credit risk on the receivables has been further discussed in Note 11.

The Company holds no collateral for any receivable amounts outstanding as at August 31, 2019.